Current and non-current inventories (Tables)	12 Months Ended
Dec. 31, 2020
Current and non-current inventories
Schedule of current and non-current inventories

	December 31,	December 31,
(€ million)	2020	2019
Raw and auxiliary materials and consumables	706	950
Consumables for infrastructure and facility maintenance of perforation activities	1,580	1,477
Finished products and goods	1,603	2,284
Other	4	23
	3,893	4,734